LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 8,005	R$ 6,836
Expenses relating to low-value assets	2,611	1,580
Total amount recognized	R$ 10,616	R$ 8,416